Prepayments, deposits and other - Summary of Prepayments, deposits and other assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Included in non-current assets
Prepaid contents royalties	¥ 816	¥ 901
Prepayments, deposits and other assets	816	901
Included in current assets
Prepaid contents royalties	1,600	1,450
Value-added tax recoverable	153	85
Prepaid vendors deposits and other receivables	199	75
Prepaid promotion and other expenses	133	130
Others	85	55
Prepayments, deposits and other assets	2,220	1,823
Tencent
Included in current assets
Receivable from Tencent (Note 31(b))	¥ 50	¥ 28